Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate					$ (8,421)	$ (8,502)
State taxes, net of federal benefit					(80)	(42)
Research and development credit, net					0
Deferred tax true up					14
Non-deductible items					135	2,129
Change in valuation allowance					8,359	6,262
Total provision for income taxes	$ 3	$ 3	$ 5	$ 3	$ 7	$ (153)